Offsets	Oct. 16, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Tivic Health Systems, Inc.
Form or Filing Type	S-1
File Number	333-287853
Initial Filing Date	Jun. 06, 2025
Fee Offset Claimed	$ 635.13
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value per share
Unsold Securities Associated with Fee Offset Claimed	7,836,704
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 31,557,827.30
Termination / Withdrawal Statement	See Note (2) below.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Tivic Health Systems, Inc.
Form or Filing Type	S-1
File Number	333-287853
Filing Date	Jun. 06, 2025
Fee Paid with Fee Offset Source	$ 5,206.77
Offset Note	On June 6, 2025, the Registrant filed a Registration Statement on Form S-1 (File No. 333-287853) (the “Initial Registration Statement”) with the Securities and Exchange Commission (the “SEC”), which provided for the registration of an aggregate amount of $34,008,964.47 of the Registrant’s Common Stock for resale by the selling stockholder identified in the Initial Registration Statement; the fee amount paid in connection with the Initial Registration Statement was $5,206.77, as calculated in accordance with Rule 457(c) of the Securities Act. On July 25, 2025, the Registrant filed a pre-effective Amendment No. 1 to the Initial Registration Statement (the “Amended Registration Statement”), which Amended Registration Statement was declared effective by the SEC on July 30, 2025, pursuant to which the Registrant decreased the number of shares of Common Stock originally contemplated to be registered pursuant to the Initial Registration Statement and registered only an aggregate amount of $2,451,137.15 of the Registrant’s Common Stock, resulting in an aggregate of $31,557,827.30 in unsold securities (the “Unsold Securities”); the fee amount attributable to the registration of shares of the Registrant’s Common Stock pursuant to the Amended Registration Statement was $357.27, as calculated in accordance with Rule 457(c) of the Securities Act. As a result of the decrease in the number of shares of Common Stock initially contemplated to be registered pursuant to the Initial Registration Statement and the number of shares of Common Stock ultimately registered by the Amended Registration Statement when it was declared effective by the SEC, the offering of the Unsold Securities contemplated to be registered pursuant to the Initial Registration Statement terminated upon the effectiveness of the Amended Registration Statement and the Registrant had $4,831.50 in unused filing fees attributable to the Unsold Securities paid by the Registrant in connection with its filing of the Initial Registration Statement. On August 8, 2025, the Registrant filed a Registration Statement on Form S-3, for which it offset $298.27 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registrant in connection the Initial Registration Statement, resulting in $4,533.23 in remaining unused fees available to be applied to future filings of the Registrant. Additionally, on August 29, 2025, the Registrant filed a Registration Statement on Form S-3, for which it offset $753.21 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registrant in connection the Initial Registration Statement, resulting in $3,780.02 in remaining unused fees available to be applied to future filings of the Registrant. In accordance with Rule 457(p) under the Securities Act, the Registrant is using $635.13 of the aforementioned unused filing fees attributable to the Unsold Securities previously paid by the Registrant in connection with its filing of the Initial Registration Statement to offset the entirety of the filing fee payable in connection with this Registration Statement, and as a result of such offset, the Registrant will have $3,144.89 remaining in unused filing fees attributable to the Unsold Securities available to be applied to future filings of the Registrant.